Filed Via EDGAR

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

July 24, 2008

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account D ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Depositor" or "SLNY")
Registration Statement on Form N-6 ("Registration Statement")
File No. 333-144626

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a post-effective amendment to Registration Statement on Form N-6 of Sun Life (N.Y.) Variable Account D.  The post-effective amendment is filed for the purpose of adding new Funds for investment, closing some existing Funds to new policyholders and changing the No-Lapse Protection Rider disclosure to allow for Account Value allocation to Funds other than asset allocation models.

Audited financial statements for the Registrant and Depositor will be included at the time a response to Staff comments on this submission is made.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issue.  A courtesy copy of the prospectus, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between the May 1, 2008 prospectus and the new version as referenced above.

Should you have any questions regarding this filing, please contact the undersigned at (781)446-1638 or Joan Boros, Esq. at (202)965-2150.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel

cc: Joan Boros, Esq.